Inventories (Tables)	6 Months Ended
Jun. 30, 2023
Inventories [Abstract]
Inventories	The amounts in the accompanying unaudited consolidated balance sheets are analyzed as follows:
	June 30, 2023	December 31, 2022
Bunkers	-	392
Lubricants	1,428	1,603
Total	1,428	1,995